Supplementary cash flow information (Tables)	6 Months Ended
Jun. 30, 2018
Supplemental Cash Flow Elements [Abstract]
Non-cash Investing and Financing Activities

The table below summarizes the non-cash investing and financing activities relating to the periods presented:

	Six Months Ended June 30,
(In $ millions)	2018	2017
Non-cash investing activities
Sale of rigs and equipment (1)	—	74
Non-cash financing activities
Repayment of debt following sale of rigs and equipment (1)	—	(74)
Dividend to non-controlling interests in VIEs (2)	—	(14)